Share Capital Forum Energy Plc (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Share Capital

15	SHARE CAPITAL
Allotted, called up and fully paid
	2011	2011	2010	2010
Company	Number	US$’000	Number	US$’000

At 1 January	33,364,533	5,982	33,092,533	5,941
Additions	–	–	272,000	41

At 31 December	33,364,533	5,982	33,364,533	5,982

			Allotted,
	Authorised		share called up
	number		and fully paid	Premium
Company	of 10p each	Number	US$	US$

At 1 January 2010	100,000,000	33,092,533	5,940,576	50,868,837
26 May 2010(1)	–	272,000	40,802	94,903

At 31 December 2010	100,000,000	33,364,533	5,981,378	50,963,740

At 31 December 2011	100,000,000	33,364,533	5,981,378	50,963,740

(1) On 26 May 2010 the Company issued 272,000 Ordinary Shares of 10p each under the share option plan for 31p per share.

All of the shares in issue have equal voting rights.

Share-based payments

On 1 August 2005, the Company implemented a Share Option Plan (the Plan) with three sub-plans (the sub-plan). Under the terms of the Plan the Company can issue up to 16% of the outstanding issued stock of the Company.

At 31 December 2011, the following share options were outstanding in respect of the Ordinary Shares:

		Number of	Number of	Number of
	Outstanding	options	options	options		Outstanding
	as at	Granted	surrendered	cancelled	Exercised	as at
	1-Jan	during	during	during	during	31-Dec	Final
Exercise price	2011	the year	the year	the year	the year	2011	expiry dates

£0.31 (US$0.48)	2,195,000	–	–	–	–	2,195,000	December 2018

All of the 2,195,000 outstanding options are exercisable at a price higher than the current share price.

At 31 December 2010, the following share options were outstanding in respect of the Ordinary Shares:

		Number of	Number of	Number of
	Outstanding	options	options	options		Outstanding
	as at	Granted	surrendered	cancelled	Exercised	as at
	1-Jan	during	during	during	during	31-Dec	Final
Exercise price	2011	the year	the year	the year	the year	2011	expiry dates

£0.31 (US$0.48)	2,195,000	–	–	–	–	2,195,000	December 2018

The weighted average exercise price of share options was US$0.48 at 31 December 2011 and US$0.48 at 31 December 2010. The weighted average remaining contractual life of options outstanding at the end of the year was seven years (2010: eight years).

During the year no options were exercised.

As at 31 December 2011, there are 2,195,000 options in issue representing 41% of the total permissible options in issue per the terms of the option plan.

All of the 2,195,000 outstanding options are exercisable at a price higher than the current share price.

Fair value of options

Inputs to the valuation model

The fair values of awards granted under the Share Option Plan have been calculated using the Black Scholes pricing model that takes into account factors specific to share incentive plans such as the vesting periods of the Plan, the expected dividend yield on the Company’s shares and expected early exercise of share options

Grant date
19-Dec-08
Share price at date of grant	£0.25 (US$0.38)
Exercise price	£0.31 (US$0.46)
Volatility	40%
Option life	10 years
Dividend yield	–
Risk-free investment rate	4%
Employee turnover	–

Expense arising from share-based payments

Based on the above fair values and prior year awards and the Company’s expectations of employee turnover, the 2011 expense arising from equity-settled share options and share awards made to employees was US$Nil (2010: US$Nil). There were no other share-based payment transactions.